Loan from Related Party - Schedule of Convertible Debt (Details) - USD ($)	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Loan from related party ,net	$ 527,328	$ 446,799
Debenture WS March 03, 2014 [Member]
Loan from related party ,net	157,500	157,500
Debenture WS June 30, 2014 [Member]
Loan from related party ,net	110,741	110,741
Debenture WS September 30, 2014 [Member]
Loan from related party ,net	98,575	98,575
Debt Discount Debenture WS March 03, 2014 [Member]
Loan from related party ,net		(78,534)
Debt Discount Debenture WS June 30, 2014 [Member]
Loan from related party ,net		(82,828)
Debenture WS September 30, 2014 [Member]
Loan from related party ,net		(98,575)
WS Loans (Incl. Instacash Loans) [Member]
Loan from related party ,net		$ 339,920
WS Loan [Member]
Loan from related party ,net	$ 160,512